Basis of Presentation and Significant Accounting Policies - Schedule of Modified Retrospective Method to Adopt New Revenue Guidance (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Deferred cost of goods sold	$ 0	$ 0	$ 539	$ 690
Current liabilities:
Deferred revenue	0	0	1,638	1,623
Sales returns provision	621	778	0
Distribution agreements and managed care costs	1,919	1,672	1,330	959
Stockholders' equity (deficit)
Accumulated deficit	$ (496,476)	(473,942)	(473,921)	$ (424,239)
Balance at December 31, 2017
Current assets:
Deferred cost of goods sold			539
Current liabilities:
Deferred revenue			1,638
Sales returns provision			0
Distribution agreements and managed care costs			1,330
Stockholders' equity (deficit)
Accumulated deficit			$ (473,921)
New Revenue Standard Adjustment | ASU 2014-09
Current assets:
Deferred cost of goods sold		(539)
Current liabilities:
Deferred revenue		(1,638)
Sales returns provision		778
Distribution agreements and managed care costs		342
Stockholders' equity (deficit)
Accumulated deficit		$ (21)